Subsidiaries - Schedule of Significant Subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
Backbone [Member]
Subsidiaries - Schedule of Significant Subsidiaries [Line Items]
Security type	Common shares
Main place of business	CAN
Securities	100.00%
Equity	100.00%
Voting	100.00%
Backbone Argentina [Member]
Subsidiaries - Schedule of Significant Subsidiaries [Line Items]
Security type	Ordinary shares
Main place of business	ARG
Securities	100.00%
Equity	100.00%
Voting	100.00%
Backbone Paraguay [Member]
Subsidiaries - Schedule of Significant Subsidiaries [Line Items]
Security type	Ordinary shares
Main place of business	PAR
Securities	100.00%
Equity	100.00%
Voting	100.00%
Backbone Mining [Member]
Subsidiaries - Schedule of Significant Subsidiaries [Line Items]
Security type	Common shares
Main place of business	USA
Securities	100.00%
Equity	100.00%
Voting	100.00%
Backbone Sharon [Member]
Subsidiaries - Schedule of Significant Subsidiaries [Line Items]
Security type	Common shares
Main place of business	USA
Securities	100.00%
Equity	100.00%
Voting	100.00%
Backbone Paso Pe [Member]
Subsidiaries - Schedule of Significant Subsidiaries [Line Items]
Security type	Ordinary shares
Main place of business	PAR
Securities	100.00%
Equity	100.00%
Voting	100.00%
Backbone Yguazu [Member]
Subsidiaries - Schedule of Significant Subsidiaries [Line Items]
Security type	Ordinary shares
Main place of business	PAR
Securities	100.00%
Equity	100.00%
Voting	100.00%
Backbone Paraguay LP [Member]
Subsidiaries - Schedule of Significant Subsidiaries [Line Items]
Security type	Common shares
Main place of business	PAR
Securities	100.00%
Equity	100.00%
Voting	100.00%
Orion [Member]
Subsidiaries - Schedule of Significant Subsidiaries [Line Items]
Security type	Common shares
Main place of business	CAN
Securities	100.00%
Equity	100.00%
Voting	100.00%
Volta [Member]
Subsidiaries - Schedule of Significant Subsidiaries [Line Items]
Security type	Common shares
Main place of business	CAN
Securities	100.00%
Equity	100.00%
Voting	100.00%